Inventories	6 Months Ended
Jun. 30, 2015
Inventories [Abstract]
Inventories:
4.      Inventories:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2014	June 30, 2015
Lubricants	$6,853	$8,106
Bunkers	7,515	8,585
Total	$14,368	$16,691